Leases (Details)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2025
Leases (Details) [Line Items]
Lease obligation discount rate	9.20%
Bottom of range [Member]
Leases (Details) [Line Items]
Estimated incremental borrowing rate		7.00%
Top of range [Member]
Leases (Details) [Line Items]
Estimated incremental borrowing rate		15.60%